JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Australia — 1.2%
Glencore plc*	9,327,289	48,591,599
Rio Tinto plc	910,060	64,145,938

		112,737,537

Austria — 0.6%
ANDRITZ AG	61,186	3,255,313
BAWAG Group AG(a)	59,286	3,558,058
Erste Group Bank AG	289,500	13,531,395
EVN AG*	31,953	940,596
Mondi plc	413,987	10,357,620
OMV AG	122,779	7,514,617
Raiffeisen Bank International AG	114,988	3,231,996
Strabag SE	12,251	527,301
Telekom Austria AG*	118,085	1,021,502
Verbund AG(b)	58,059	6,149,039
Vienna Insurance Group AG Wiener Versicherung Gruppe	30,316	887,954
voestalpine AG	94,387	3,137,908

		54,113,299

Belgium — 1.5%
Ackermans & van Haaren NV	19,132	3,692,953
Ageas SA	154,735	7,448,098
Anheuser-Busch InBev SA	740,195	46,662,716
D’ieteren Group	20,274	3,532,425
Elia Group SA/NV	28,680	3,870,216
Etablissements Franz Colruyt NV(b)	48,998	1,990,284
Groupe Bruxelles Lambert SA	87,986	9,441,151
KBC Group NV	287,779	25,027,956
Proximus SADP	132,570	2,707,157
Sofina SA	13,433	5,348,323
Solvay SA	62,285	7,504,669
Telenet Group Holding NV	40,410	1,551,281
UCB SA	107,797	10,726,370
Umicore SA	170,167	6,441,781
Warehouses De Pauw CVA, REIT	119,731	5,150,990

		141,096,370

Brazil — 0.1%
Yara International ASA	134,655	6,914,246

Chile — 0.1%
Antofagasta plc	294,191	5,351,732

China — 0.6%
Prosus NV*	742,564	61,778,246

Colombia — 0.0%(c)
Millicom International Cellular SA, SDR*(b)	86,593	2,311,500

Denmark — 3.7%
AP Moller — Maersk A/S, Class A	2,591	8,680,510
AP Moller — Maersk A/S, Class B	5,013	18,007,426
Carlsberg A/S, Class B	85,602	13,861,589
Chr Hansen Holding A/S	87,689	7,032,261
Coloplast A/S, Class B	101,292	14,730,111
Danske Bank A/S	580,735	11,272,793
Demant A/S*	85,992	3,804,574
DSV A/S	182,116	37,002,462
Genmab A/S*	56,007	19,072,052
GN Store Nord A/S(b)	117,813	7,129,332
Novo Nordisk A/S, Class B	1,405,519	139,804,595
Novozymes A/S, Class B	179,042	12,290,780
Orsted A/S(a)(b)	161,292	17,184,855
Pandora A/S	85,260	9,271,149
Rockwool International A/S, Class A	5,003	1,624,105
Rockwool International A/S, Class B	5,957	2,281,593
Tryg A/S	306,991	7,274,407
Vestas Wind Systems A/S	861,021	23,299,566

		353,624,160

Finland — 2.1%
Elisa OYJ	128,405	7,542,742
Fortum OYJ	371,115	10,101,650
Huhtamaki OYJ	81,771	3,223,716
Kesko OYJ, Class A	80,095	2,303,193
Kesko OYJ, Class B	232,877	7,354,997
Kone OYJ, Class B	343,888	22,271,616
Konecranes OYJ	54,713	2,200,807
Metso Outotec OYJ	600,771	6,443,033
Neste OYJ	367,268	16,563,612
Nokia OYJ*	4,597,027	27,414,951
Nokian Renkaat OYJ	107,789	3,644,341
Nordea Bank Abp	3,006,715	35,712,826
Orion OYJ, Class A	25,681	1,034,320
Orion OYJ, Class B	90,561	3,682,458
Sampo OYJ, Class A	429,955	21,339,886
Stora Enso OYJ, Class A(b)	43,253	883,141
Stora Enso OYJ, Class R	522,129	10,629,003
UPM-Kymmene OYJ	455,070	16,585,713
Wartsila OYJ Abp	413,700	5,107,709

		204,039,714

France — 15.5%
Adevinta ASA*	236,519	2,481,405
Aeroports de Paris*	21,937	2,976,869
Air Liquide SA	404,010	69,109,677
Airbus SE*	522,779	66,755,313
Alstom SA	251,445	8,151,777
Amundi SA(a)	51,942	4,037,778
Arkema SA	56,268	8,320,244
AXA SA	1,753,599	55,538,215
BioMerieux	40,365	4,733,316
BNP Paribas SA	980,347	69,986,395
Bollore SA	779,038	4,199,177
Bouygues SA	185,874	6,555,228
Bureau Veritas SA	246,843	7,062,756
Capgemini SE	133,833	30,087,839
Carrefour SA	529,228	10,072,054
Cie de Saint-Gobain	454,063	30,725,295
Cie Generale des Etablissements Michelin SCA	152,062	25,443,598
CNP Assurances	122,940	3,026,190
Covivio, REIT	40,318	3,366,881
Credit Agricole SA	1,186,336	17,847,767

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Danone SA	586,329	36,558,260
Dassault Aviation SA	19,932	2,368,767
Dassault Systemes SE	589,502	28,507,357
Edenred	212,804	9,140,437
Eiffage SA	68,515	7,199,088
Electricite de France SA	403,860	3,884,408
Engie SA	1,515,738	23,314,789
EssilorLuxottica SA	256,381	48,503,543
Gecina SA, REIT	46,328	6,286,353
Getlink SE	370,459	5,843,941
Hermes International	29,704	44,598,140
Ipsen SA	34,305	3,337,903
Kering SA	62,891	46,964,803
Legrand SA	228,031	23,207,420
L’Oreal SA	209,207	89,362,072
LVMH Moet Hennessy Louis Vuitton SE	228,093	187,350,447
Orange SA	1,610,280	18,916,689
Pernod Ricard SA	171,925	36,774,651
Publicis Groupe SA	200,866	13,610,864
Safran SA	298,698	36,163,136
Sanofi	980,339	102,506,246
Sartorius Stedim Biotech	20,433	8,960,102
SEB SA	28,309	4,296,459
Societe Generale SA	676,664	25,117,985
Sodexo SA	70,403	6,547,734
Suez SA	75,065	1,673,986
Teleperformance	50,081	18,859,958
Thales SA	90,962	8,391,012
TotalEnergies SE	2,116,186	120,342,115
Unibail-Rodamco-Westfield, REIT*	99,257	7,563,107
Veolia Environnement SA	552,991	19,976,684
Vinci SA	443,847	48,648,549
Vivendi SE	689,978	9,042,415
Worldline SA*(a)	212,826	10,315,717

		1,494,612,911

Germany — 12.4%
adidas AG	158,914	43,608,754
Allianz SE (Registered)	351,527	90,255,496
Aroundtown SA	825,606	5,099,385
BASF SE	783,109	59,977,459
Bayer AG (Registered)	837,624	50,888,888
Bayerische Motoren Werke AG	272,031	28,792,556
Bayerische Motoren Werke AG (Preference)	49,183	4,256,601
Beiersdorf AG	83,793	8,334,345
Brenntag SE	131,729	11,286,045
Carl Zeiss Meditec AG	31,268	5,028,528
Commerzbank AG*	843,544	7,284,260
Continental AG*	92,083	8,927,459
Covestro AG(a)	164,726	9,882,408
Daimler AG	711,484	56,771,948
Deutsche Bank AG (Registered)*	1,762,157	24,535,428
Deutsche Boerse AG	161,995	28,795,007
Deutsche Lufthansa AG (Registered)*	509,646	3,962,913
Deutsche Post AG (Registered)	845,151	50,861,699
Deutsche Telekom AG (Registered)	2,891,032	54,579,748
Deutsche Wohnen SE	40,625	1,655,118
E.ON SE	1,914,218	26,401,807
Evonik Industries AG	162,902	5,314,465
Fresenius Medical Care AG & Co. KGaA	169,864	11,549,626
Fresenius SE & Co. KGaA	352,334	14,544,471
GEA Group AG	140,040	6,616,209
Hannover Rueck SE	51,412	10,371,965
HeidelbergCement AG	125,187	8,711,586
Henkel AG & Co. KGaA	84,169	6,650,278
Henkel AG & Co. KGaA (Preference)	151,903	12,423,912
Infineon Technologies AG	1,113,446	46,238,913
KION Group AG	61,525	5,688,186
Merck KGaA	110,193	24,165,132
MTU Aero Engines AG	45,546	9,691,697
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	119,453	37,817,023
Porsche Automobil Holding SE (Preference)	130,554	12,226,248
Puma SE	87,439	9,351,821
RWE AG	576,555	24,320,396
SAP SE	932,219	116,957,282
Sartorius AG (Preference)	21,071	11,375,753
Siemens AG (Registered)	681,240	108,161,290
Siemens Energy AG*(b)	340,748	7,664,397
Siemens Healthineers AG(a)	240,435	15,450,899
Symrise AG	113,213	13,528,885
Talanx AG	45,262	2,166,295
Telefonica Deutschland Holding AG	786,208	2,257,023
TUI AG*(b)	968,602	3,338,465
Uniper SE	78,007	3,529,800
Volkswagen AG (Preference)	156,475	32,589,381
Vonovia SE	662,135	37,712,418
Zalando SE*(a)	165,298	13,119,351

		1,194,719,019

Ireland — 1.0%
CRH plc	659,738	33,112,515
Flutter Entertainment plc*	130,146	19,800,895
Kerry Group plc, Class A	131,179	16,528,243
Kingspan Group plc	131,396	12,647,796
Smurfit Kappa Group plc	220,845	11,639,770

		93,729,219

Italy — 3.4%
A2A SpA	1,335,577	2,537,041
Amplifon SpA	79,136	3,363,763
Assicurazioni Generali SpA	1,037,993	21,844,306
Atlantia SpA*(b)	429,488	7,969,272
Banca Mediolanum SpA	182,055	1,769,740
Banco BPM SpA	1,291,865	4,027,465
Brembo SpA	121,502	1,615,379
Buzzi Unicem SpA	79,870	1,667,771
Davide Campari-Milano NV	455,580	5,719,941
DiaSorin SpA(b)	16,696	2,573,879
Enel SpA	6,587,868	50,704,190
Eni SpA	2,151,925	32,324,473
Ferrari NV	109,122	25,149,636
FinecoBank Banca Fineco SpA	520,009	8,742,527
Hera SpA	685,798	2,851,122

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Infrastrutture Wireless Italiane SpA(a)	302,913	3,266,130
Intesa Sanpaolo SpA	14,578,667	43,325,477
Leonardo SpA*	345,057	2,492,272
Mediobanca Banca di Credito Finanziario SpA	612,773	7,020,306
Moncler SpA	179,678	11,531,655
Nexi SpA*(a)	390,207	5,707,739
Pirelli & C SpA(a)	375,150	2,652,402
Poste Italiane SpA(a)	389,761	5,231,608
Prysmian SpA	228,622	7,709,482
Recordati Industria Chimica e Farmaceutica SpA	85,583	4,794,401
Snam SpA	1,747,965	9,795,042
Telecom Italia SpA	5,139,375	2,295,078
Telecom Italia SpA	8,626,272	4,065,390
Terna - Rete Elettrica Nazionale(b)	1,199,625	9,425,949
UniCredit SpA	1,898,031	30,166,187
UnipolSai Assicurazioni SpA(b)	363,797	1,062,177

		323,401,800

Jordan — 0.1%
Hikma Pharmaceuticals plc	153,506	4,312,469

Luxembourg — 0.3%
ArcelorMittal SA	544,674	16,179,020
Eurofins Scientific SE	109,678	11,011,984
RTL Group SA	31,433	1,779,281

		28,970,285

Mexico — 0.0%(c)
Fresnillo plc	155,853	1,320,824

Netherlands — 8.0%
Adyen NV*(a)	26,019	52,946,001
Aegon NV	1,203,235	6,788,046
Akzo Nobel NV	159,826	16,543,214
Argenx SE*	41,180	11,019,432
Argenx SE*	2,248	591,223
ASM International NV	32,787	11,264,974
ASML Holding NV	352,407	238,683,265
EXOR NV	96,576	8,097,984
HAL Trust	73,945	11,601,590
Heineken Holding NV	85,955	7,535,845
Heineken NV(b)	201,356	21,594,750
ING Groep NV	3,328,628	49,227,427
JDE Peet’s NV	72,757	2,178,645
Koninklijke Ahold Delhaize NV	891,600	28,909,785
Koninklijke DSM NV	149,022	27,935,733
Koninklijke KPN NV	3,010,059	9,928,700
Koninklijke Philips NV	782,185	26,018,046
NN Group NV	271,030	15,167,411
Randstad NV	106,655	6,938,300
Shell plc	6,584,059	169,136,133
Universal Music Group NV	1,128,659	27,865,621
Wolters Kluwer NV	223,823	22,780,388

		772,752,513

Norway — 1.2%
Aker ASA, Class A	20,120	1,721,145
Aker BP ASA	107,460	3,723,406
AutoStore Holdings Ltd.*(b)	2,923,222	8,200,404
DNB Bank ASA	766,680	18,247,139
Equinor ASA	916,592	25,268,449
Gjensidige Forsikring ASA	161,995	3,956,969
Kongsberg Gruppen ASA	76,240	2,310,537
Leroy Seafood Group ASA	236,925	1,974,904
Mowi ASA	383,579	9,414,535
Norsk Hydro ASA	1,164,273	8,947,802
Orkla ASA	640,374	6,119,672
Salmar ASA	48,211	3,287,184
Schibsted ASA, Class A	64,540	1,911,972
Schibsted ASA, Class B	85,215	2,222,833
Storebrand ASA	402,409	4,290,233
Telenor ASA	548,869	9,070,903
TOMRA Systems ASA	99,702	4,984,610

		115,652,697

Poland — 0.5%
Allegro.eu SA*(a)	331,529	3,072,732
Bank Polska Kasa Opieki SA	149,937	4,996,105
CD Projekt SA	60,124	2,669,223
Cyfrowy Polsat SA	227,265	1,755,621
Dino Polska SA*(a)	40,962	3,151,888
ING Bank Slaski SA	27,734	1,840,828
KGHM Polska Miedz SA	115,958	3,999,995
LPP SA	896	3,504,650
mBank SA*	11,134	1,275,127
PGE Polska Grupa Energetyczna SA*	680,304	1,281,576
Polski Koncern Naftowy ORLEN SA	247,978	4,334,028
Polskie Gornictwo Naftowe i Gazownictwo SA	1,368,995	1,787,763
Powszechna Kasa Oszczednosci Bank Polski SA*	735,378	8,608,571
Powszechny Zaklad Ubezpieczen SA	485,921	4,326,484
Santander Bank Polska SA	28,750	2,466,550

		49,071,141

Portugal — 0.2%
EDP - Energias de Portugal SA	2,502,083	12,808,441
Galp Energia SGPS SA	387,933	4,277,460
Jeronimo Martins SGPS SA	236,082	5,673,297

		22,759,198

Russia — 0.1%
Coca-Cola HBC AG*	167,426	5,545,258
Evraz plc	436,725	2,966,945
Polymetal International plc	286,670	4,119,058

		12,631,261

Singapore — 0.3%
STMicroelectronics NV	558,974	26,283,381

South Africa — 0.5%
Anglo American plc	1,149,788	50,688,987

South Korea — 0.1%
Delivery Hero SE*(a)	161,812	12,490,260

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Spain — 3.6%
Acciona SA	21,050	3,666,593
ACS Actividades de Construccion y Servicios SA(b)	230,441	5,817,855
Aena SME SA*(a)	62,670	10,126,379
Amadeus IT Group SA*	384,099	26,410,735
Banco Bilbao Vizcaya Argentaria SA	5,685,126	36,297,428
Banco Santander SA	14,784,860	51,844,647
CaixaBank SA	3,711,210	11,940,381
Cellnex Telecom SA(a)	486,532	22,062,092
Corp. ACCIONA Energias Renovables SA*	47,339	1,440,727
EDP Renovaveis SA	204,747	4,304,081
Enagas SA	212,205	4,588,310
Endesa SA	270,809	6,063,026
Ferrovial SA	433,099	12,035,197
Grifols SA	250,691	4,420,768
Grifols SA (Preference), Class B	222,896	2,585,003
Iberdrola SA	4,939,308	56,629,492
Industria de Diseno Textil SA	956,628	29,013,947
Mapfre SA	833,832	1,810,910
Naturgy Energy Group SA(b)	281,083	8,899,734
Red Electrica Corp. SA	369,063	7,439,655
Repsol SA	1,198,098	15,224,955
Siemens Gamesa Renewable Energy SA*	191,648	4,146,854
Telefonica SA	4,566,722	21,288,089

		348,056,858

Sweden — 6.1%
Alfa Laval AB	253,918	8,577,655
Assa Abloy AB, Class B	845,575	23,153,629
Atlas Copco AB, Class A	551,075	32,615,965
Atlas Copco AB, Class B	332,709	17,015,674
Axfood AB	89,472	2,279,159
Beijer Ref AB	211,272	3,687,541
Boliden AB	233,200	9,442,863
Castellum AB	243,863	5,743,892
Electrolux AB, Class B	215,379	4,481,434
Elekta AB, Class B(b)	295,406	3,023,247
Embracer Group AB*(b)	563,923	5,658,026
Epiroc AB, Class A	533,787	11,390,552
Epiroc AB, Class B	332,493	6,017,742
EQT AB	235,455	9,226,668
Essity AB, Class A	23,936	669,379
Essity AB, Class B	513,569	14,477,714
Evolution AB(a)	154,059	19,167,588
Fabege AB	231,267	3,450,475
Fastighets AB Balder, Class B*	89,665	5,940,206
Getinge AB, Class B	186,358	7,285,773
H & M Hennes & Mauritz AB, Class B(b)	635,148	12,646,341
Hexagon AB, Class B	1,770,181	23,876,325
Hexpol AB	222,053	2,649,476
Holmen AB, Class B	78,984	3,836,231
Husqvarna AB, Class A	21,546	300,992
Husqvarna AB, Class B	352,930	4,907,127
Industrivarden AB, Class A	157,631	4,983,022
Industrivarden AB, Class C	145,879	4,531,089
Indutrade AB	226,620	5,637,807
Intrum AB	62,843	1,891,924
Investment AB Latour, Class B	116,133	3,613,358
Investor AB, Class A	488,981	11,123,971
Investor AB, Class B	1,553,408	33,727,490
Kinnevik AB, Class A*	7,125	225,069
Kinnevik AB, Class B*	206,465	6,170,955
L E Lundbergforetagen AB, Class B	54,433	2,781,340
Lifco AB, Class B	180,681	4,235,208
Lundin Energy AB	163,335	6,642,490
Nibe Industrier AB, Class B	1,200,919	11,414,204
Nordnet AB publ	138,549	2,159,295
Saab AB, Class B	68,869	1,633,161
Sagax AB, Class B	142,305	4,153,910
Sagax AB, Class D	93,994	319,001
Samhallsbyggnadsbolaget i Norden AB(b)	952,667	5,745,655
Samhallsbyggnadsbolaget i Norden AB, Class D	126,323	412,644
Sandvik AB	930,469	24,503,473
Securitas AB, Class B	275,870	3,332,027
Sinch AB*(a)	496,229	5,101,697
Skandinaviska Enskilda Banken AB, Class A	1,369,136	17,698,616
Skandinaviska Enskilda Banken AB, Class C	12,045	168,322
Skanska AB, Class B	341,234	8,354,391
SKF AB, Class A	12,116	274,160
SKF AB, Class B	322,382	7,067,302
SSAB AB, Class A*	190,312	1,126,720
SSAB AB, Class B*	538,269	2,802,537
Storskogen Group AB, Class B*	845,022	3,788,105
Svenska Cellulosa AB SCA, Class A	26,584	462,326
Svenska Cellulosa AB SCA, Class B	511,136	8,900,743
Svenska Handelsbanken AB, Class A	1,309,934	13,960,701
Svenska Handelsbanken AB, Class B(b)	30,196	365,905
Swedbank AB, Class A	791,436	15,494,900
Swedish Match AB	1,347,128	10,423,110
Tele2 AB, Class B	427,019	6,213,153
Telefonaktiebolaget LM Ericsson, Class A	51,966	644,745
Telefonaktiebolaget LM Ericsson, Class B	2,462,391	30,745,666
Telia Co. AB	2,126,994	8,383,331
Trelleborg AB, Class B	206,820	5,207,501
Vitrolife AB	54,421	2,237,922
Volvo AB, Class A	163,144	3,731,752
Volvo AB, Class B	1,354,342	30,562,658
Volvo Car AB, Class B*	2,540,382	19,269,701

		583,744,731

Switzerland — 14.5%
ABB Ltd. (Registered)	1,522,974	52,804,244
Adecco Group AG (Registered)	143,430	6,832,036
Alcon, Inc.	426,054	32,852,439
Baloise Holding AG (Registered)	39,047	6,840,119
Barry Callebaut AG (Registered)	2,570	5,899,765

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Chocoladefabriken Lindt & Spruengli AG	903	10,479,642
Chocoladefabriken Lindt & Spruengli AG (Registered)	92	10,593,428
Cie Financiere Richemont SA (Registered)	445,064	64,682,867
Credit Suisse Group AG (Registered)	2,147,060	20,408,703
EMS-Chemie Holding AG (Registered)	5,780	5,846,366
Geberit AG (Registered)	30,584	20,779,707
Givaudan SA (Registered)	6,770	28,047,624
Holcim Ltd.*	441,128	23,909,718
Julius Baer Group Ltd.	188,617	12,326,063
Kuehne + Nagel International AG (Registered)	43,242	12,210,981
Lonza Group AG (Registered)	63,493	43,774,733
Mediclinic International plc*	343,110	1,480,045
Nestle SA (Registered)	2,400,108	309,946,049
Novartis AG (Registered)	2,075,619	180,349,603
Partners Group Holding AG	19,353	26,981,931
Roche Holding AG	599,012	231,817,274
Roche Holding AG	23,192	9,550,384
Schindler Holding AG	34,717	8,713,412
Schindler Holding AG (Registered)	17,155	4,303,727
SGS SA (Registered)	5,175	14,756,884
Sika AG (Registered)	120,978	42,327,087
Sonova Holding AG (Registered)	45,242	16,117,012
Straumann Holding AG (Registered)	9,775	16,198,006
Swatch Group AG (The)	24,673	7,197,660
Swatch Group AG (The) (Registered)	45,853	2,573,961
Swiss Life Holding AG (Registered)	26,881	17,300,886
Swisscom AG (Registered)	21,642	12,370,034
Temenos AG (Registered)	57,303	6,868,615
UBS Group AG (Registered)	3,156,737	58,556,063
Vifor Pharma AG	39,903	7,068,698
Zurich Insurance Group AG	128,285	61,359,791

		1,394,125,557

United Arab Emirates — 0.0%
NMC Health plc*‡	23,176	—

United Kingdom — 19.8%
3i Group plc	829,762	15,453,332
abrdn plc	1,859,311	6,080,669
Admiral Group plc	230,450	9,798,912
Allfunds Group plc*	161,000	2,262,290
Ashtead Group plc	383,089	27,401,596
ASOS plc*	59,108	1,773,430
Associated British Foods plc	303,745	8,017,632
AstraZeneca plc	1,320,795	153,645,479
Auto Trader Group plc(a)	826,193	7,486,666
AVEVA Group plc	105,393	4,182,190
Aviva plc	3,350,072	19,778,835
B&M European Value Retail SA	725,609	5,556,440
BAE Systems plc	2,749,436	21,516,424
Barclays plc	13,589,061	36,457,010
Barratt Developments plc	869,082	7,228,191
Berkeley Group Holdings plc	95,789	5,466,680
BP plc	17,320,571	89,788,522
Bridgepoint Group plc*(a)	188,094	965,071
British American Tobacco plc	1,947,900	83,165,601
British Land Co. plc (The), REIT	799,726	5,979,983
BT Group plc	7,479,086	19,809,651
Bunzl plc	287,581	10,771,925
Burberry Group plc	345,194	8,757,215
Centrica plc*	5,013,686	4,929,787
CNH Industrial NV	849,210	12,943,736
Coca-Cola Europacific Partners plc	171,052	9,775,622
Compass Group plc	1,522,258	34,597,351
ConvaTec Group plc(a)	1,356,442	3,220,364
Croda International plc	121,530	13,125,007
Darktrace plc*	265,618	1,471,544
DCC plc	86,400	7,264,820
Dechra Pharmaceuticals plc	92,352	5,187,325
Deliveroo plc*(a)	338,986	712,197
Derwent London plc, REIT	95,660	4,420,130
Diageo plc	1,987,790	100,306,664
Direct Line Insurance Group plc	1,146,952	4,727,888
Dr. Martens plc	485,986	2,019,125
DS Smith plc	1,171,328	5,981,918
easyJet plc*	484,719	4,095,149
Entain plc*	499,976	10,824,159
Experian plc	826,626	34,526,434
GlaxoSmithKline plc	4,270,902	95,309,474
Halma plc	323,689	10,971,014
Harbour Energy plc*	481,366	2,348,877
Hargreaves Lansdown plc	303,308	5,506,780
Hiscox Ltd.	301,679	3,965,383
Howden Joinery Group plc	514,007	5,670,753
HSBC Holdings plc	17,691,896	125,919,327
Imperial Brands plc	809,471	19,192,447
Informa plc*	1,281,576	9,694,318
InterContinental Hotels Group plc*	160,051	10,575,123
Intermediate Capital Group plc	250,759	6,476,001
Intertek Group plc	137,602	9,985,844
ITV plc*	3,088,906	4,724,946
J Sainsbury plc	1,490,982	5,858,889
JD Sports Fashion plc	2,110,987	5,412,928
Johnson Matthey plc	169,621	4,479,469
Kingfisher plc	1,800,298	8,073,180
Land Securities Group plc, REIT	640,580	6,880,113
Legal & General Group plc	5,090,030	19,901,820
Lloyds Banking Group plc	60,517,249	41,997,285
London Stock Exchange Group plc	276,241	27,047,711
M&G plc	2,216,717	6,487,709
Marks & Spencer Group plc*	1,669,500	4,940,736
Meggitt plc*	666,186	6,728,648
Melrose Industries plc	3,727,989	7,593,979
National Grid plc	3,304,970	48,361,407
NatWest Group plc	4,518,173	14,850,254
Next plc	113,354	11,549,160
Ocado Group plc*	550,945	11,225,833
Oxford Nanopore Technologies plc*	320,970	2,093,612
Pearson plc	645,078	5,386,049
Pepco Group NV*(a)	82,732	795,744
Persimmon plc	272,062	8,863,647
Phoenix Group Holdings plc	724,287	6,484,119

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Prudential plc	2,341,610	39,469,560
Reckitt Benckiser Group plc	627,982	50,880,469
RELX plc	1,690,230	51,992,157
Rentokil Initial plc	1,585,292	11,101,395
Rightmove plc	746,518	6,579,437
Rolls-Royce Holdings plc*	7,134,367	11,182,986
Royal Mail plc	673,564	4,024,991
Sage Group plc (The)	955,598	9,338,084
Schroders plc	104,060	4,771,237
Schroders plc (Non-Voting)	42,525	1,236,684
Segro plc, REIT	1,025,220	18,074,391
Severn Trent plc	215,996	8,385,897
Smith & Nephew plc	754,451	12,830,932
Smiths Group plc	337,945	7,123,067
Spirax-Sarco Engineering plc	62,871	11,332,861
SSE plc	893,759	19,230,161
St. James’s Place plc	460,614	9,508,197
Standard Chartered plc	2,178,996	15,869,102
Tate & Lyle plc	399,424	3,820,591
Taylor Wimpey plc	3,109,109	6,378,520
Tesco plc	6,592,153	26,478,529
THG plc*	608,938	1,085,466
Travis Perkins plc	191,860	3,892,859
Unilever plc	2,241,730	114,960,150
United Utilities Group plc	581,386	8,387,011
Vodafone Group plc	22,849,739	40,121,102
Weir Group plc (The)	221,352	5,211,972
Whitbread plc*	171,742	7,066,770
Wise plc, Class A*	347,683	2,844,451
WPP plc	1,088,360	17,066,056

		1,907,070,628

United States — 2.1%
Avast plc(a)	556,072	4,585,885
Carnival plc*	133,431	2,448,554
Ferguson plc	197,954	31,136,307
QIAGEN NV*	196,807	9,728,615
Schneider Electric SE	485,165	82,184,726
Stellantis NV	1,896,351	36,616,401
Swiss Re AG	246,341	26,840,794
Tenaris SA	392,548	4,791,801

		198,333,083

TOTAL COMMON STOCKS (Cost $9,105,763,639)		9,576,693,626

SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(d)(e)	44,093,255	44,080,027

JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e)	10,294,949	10,294,949

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $54,379,086)		54,374,976

Total Investments — 100.2% (Cost $9,160,142,725)		9,631,068,602
Liabilities in Excess of Other Assets — (0.2)%		(14,544,279)

Net Assets — 100.0%		9,616,524,323

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	10.7%
Banks	8.0
Insurance	5.4
Oil, Gas & Consumable Fuels	5.2
Textiles, Apparel & Luxury Goods	5.1
Food Products	4.4
Chemicals	3.6
Semiconductors & Semiconductor Equipment	3.3
Machinery	2.8
Capital Markets	2.8
Beverages	2.6
Metals & Mining	2.3
Automobiles	2.2
Personal Products	2.2
Electric Utilities	2.2
Electrical Equipment	2.1
Diversified Telecommunication Services	2.1
Health Care Equipment & Supplies	1.9
Software	1.8
Professional Services	1.8
Aerospace & Defense	1.8
Multi-Utilities	1.6
Industrial Conglomerates	1.5
IT Services	1.4
Hotels, Restaurants & Leisure	1.2
Tobacco	1.1
Diversified Financial Services	1.1
Food & Staples Retailing	1.1
Building Products	1.1
Internet & Direct Marketing Retail	1.0
Trading Companies & Distributors	1.0
Construction & Engineering	1.0
Others (each less than 1.0%)	12.0
Short-Term Investments	0.6

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Abbreviations

CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $48,464,037.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	552	03/2022	EUR	25,993,352	184,912
FTSE 100 Index	138	03/2022	GBP	13,846,405	448,145

					633,057

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$112,737,537	$—		$112,737,537
Austria	1,021,502	53,091,797	—		54,113,299
Belgium	—	141,096,370	—		141,096,370
Brazil	—	6,914,246	—		6,914,246
Chile	—	5,351,732	—		5,351,732
China	—	61,778,246	—		61,778,246
Colombia	—	2,311,500	—		2,311,500
Denmark	1,624,105	352,000,055	—		353,624,160
Finland	1,034,320	203,005,394	—		204,039,714
France	6,407,302	1,488,205,609	—		1,494,612,911
Germany	—	1,194,719,019	—		1,194,719,019
Ireland	—	93,729,219	—		93,729,219
Italy	—	323,401,800	—		323,401,800
Jordan	—	4,312,469	—		4,312,469
Luxembourg	—	28,970,285	—		28,970,285
Mexico	—	1,320,824	—		1,320,824
Netherlands	38,385,544	734,366,969	—		772,752,513
Norway	10,423,237	105,229,460	—		115,652,697
Poland	8,412,159	40,658,982	—		49,071,141
Portugal	5,673,297	17,085,901	—		22,759,198
Russia	—	12,631,261	—		12,631,261
Singapore	—	26,283,381	—		26,283,381
South Africa	—	50,688,987	—		50,688,987
South Korea	—	12,490,260	—		12,490,260
Spain	1,440,727	346,616,131	—		348,056,858
Sweden	24,288,680	559,456,051	—		583,744,731
Switzerland	21,073,070	1,373,052,487	—		1,394,125,557
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	22,241,904	1,884,828,724	—		1,907,070,628
United States	4,585,885	193,747,198	—		198,333,083

Total Common Stocks	146,611,732	9,430,081,894	—	(a)	9,576,693,626

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	54,374,976	—	—		54,374,976

Total Investments in Securities	$200,986,708	$9,430,081,894	$—	(a)	$9,631,068,602

Appreciation in Other Financial Instruments
Futures Contracts	$633,057	$—	$—		$633,057

(a)	Value is zero.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	$110,100,856	$135,000,000	$201,000,000	$(16,720)	$(4,109)	$44,080,027	44,093,255	$13,885	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	53,626,708	275,648,250	318,980,009	—	—	10,294,949	10,294,949	2,489	—

Total	$163,727,564	$410,648,250	$519,980,009	$(16,720)	$(4,109)	$54,374,976		$16,374	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.